Subsequent Events (Details) $ / shares in Units, shares in Thousands, $ in Thousands							9 Months Ended	12 Months Ended
	Oct. 27, 2021 shares	Apr. 23, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares	Mar. 11, 2021 shares	Feb. 17, 2021 shares	Jan. 28, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Granted							1,707	4,293	1,563	3,995
Treasury stock, shares reissued | $		$ 15,146
Private Placement | Tiger Global Management, LLC
Subsequent Event [Line Items]
Purchase price per share | $ / shares			$ 27.00
Gross proceeds | $			$ 30,000
Aggregate net proceeds | $			29,000
IPO
Subsequent Event [Line Items]
Purchase price per share | $ / shares		$ 27.00
Aggregate net proceeds | $		$ 253,200
Number of shares converted		20,335
Convertible preferred stock, conversion ratio		1
2021 Omnibus Equity Incentive Plan | Stock options
Subsequent Event [Line Items]
Granted					365	73
2021 Omnibus Equity Incentive Plan | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted						268
Subsequent Event | Private Placement | Tiger Global Management, LLC
Subsequent Event [Line Items]
Gross proceeds | $			$ 30,000
Subsequent Event | 2021 Omnibus Equity Incentive Plan | Stock options
Subsequent Event [Line Items]
Granted	11
Subsequent Event | 2021 Omnibus Equity Incentive Plan | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Granted				9	213